Harbor Funds

Supplement to Prospectus dated March 1, 2022
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
HARBOR INTERNATIONAL FUND
August 17, 2022
Effective August 17, 2022 (the “Effective Date”), Toma Kobayashi serves as portfolio manager to Harbor Diversified International All Cap Fund and Harbor International Fund (each, a “Fund”).

As of the Effective Date, the following is added to the “REGIONAL FOCUS: JAPAN” section of the “Portfolio Management” section of the Fund Summary for each Fund, below Mr. Somerville:
Toma Kobayashi
Marathon Asset Management Limited
Mr. Kobayashi is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2022.

As of the Effective Date, the applicable “Portfolio Managers” sections of “The Subadvisers” section of the Funds’ Prospectus is replaced with the following:

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Harbor Funds
Supplement to Prospectus dated March 1, 2022 — Continued

Harbor Diversified International All Cap Fund
Marathon Asset Management Limited (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor Diversified International All Cap Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach, in which the investment team is organized along regional lines and each portfolio manager is allocated his own distinct portion of assets within the Fund’s portfolio to manage independently of the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the regional allocation.
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Europe	Neil M. Ostrer Since 2015
Mr. Ostrer co-founded Marathon-London in 1986. Prior to that he worked at Carnegie International as a Director of International
Sales. Mr. Ostrer began his investment career at G.T.
Management, where he began managing the G.T. European
Unit Trust before he was appointed Director, G.T. Management
UK. Mr. Ostrer began his investment career in 1981.

	Charles Carter Since 2015	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
	Nick Longhurst Since 2015	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Japan	William J. Arah Since 2015
Mr. Arah co-founded Marathon-London in 1986 and has
managed assets at Marathon-London since 1987. Previously,
he was employed at Rowe and Pitman and at Goldman Sachs
based in Tokyo. Mr. Arah began his investment career in 1982.

Simon Somerville Since 2016
Mr. Somerville joined Marathon-London in 2016 and is a Japan
Equity Portfolio Manager.  Previously, he worked for Jupiter
Asset Management as Strategy Head, Head of Pan Asian Equities
and Co-Head of Asian Equities. Prior to that he worked for
Cazenove Fund Management as Head of Global and Japan
Equities. Mr. Somerville began his investment career in 1990.

Toma Kobayashi Since 2022
Mr. Kobayashi joined Marathon-London in 2018 and is a
Portfolio Manager focusing on investments in Japan. Previously, he worked for Orbis Investments as a Japanese equity analyst.
Mr. Kobayashi began his investment career in 2014.

Emerging Markets	Alex Duffy Since 2021
Mr. Duffy joined Marathon-London in 2021 and is an Emerging
Markets Portfolio Manager.  Prior to joining Marathon-London, he worked at Fidelity International where he was a Portfolio
Manager of Global Emerging Markets.  Mr. Duffy began his
investment career in 2004.

Asia Pacific ex Japan	Justin Hill Since 2021
Mr. Hill joined Marathon-London in 2021 and is a Portfolio
Manager covering Asia Pacific ex Japan. Prior to joining
Marathon-London, he worked at BP Investment Management
where he was a Senior Portfolio Manager. Prior to that he worked at Pictet Asset Management as a Senior Investment Manager.
Mr. Hill began his investment career in 1996.

North America	Robert Anstey, CFA Since 2015
Mr. Anstey joined Marathon-London in 2014 and is a North
American Equity Portfolio Manager. Previously, he was Head
of U.S. Equities at Hermes Fund Managers Ltd. Prior to that
he worked at Bear Stearns as the U.S. Equity Sales Director
as well as on the U.S. Equity Sales team at private bank Brown
Brothers Harriman. Mr. Anstey began his investment career
in 1994.

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Harbor Funds
Supplement to Prospectus dated March 1, 2022 — Continued

Harbor International Fund
Marathon Asset Management Limited (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor International Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach, in which each portfolio manager is allocated their own distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Europe	Neil M. Ostrer Since 2018
Mr. Ostrer co-founded Marathon-London in 1986. Prior to that he worked at Carnegie International as a Director of International
Sales. Mr. Ostrer began his investment career at G.T.
Management, where he began managing the G.T. European
Unit Trust before he was appointed Director, G.T. Management
UK. Mr. Ostrer began his investment career in 1981.

	Charles Carter Since 2018	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
	Nick Longhurst Since 2018	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Japan	William J. Arah Since 2018
Mr. Arah co-founded Marathon-London in 1986 and has
managed assets at Marathon-London since 1987. Previously,
he was employed at Rowe and Pitman and at Goldman Sachs
based in Tokyo. Mr. Arah began his investment career in 1982.

Simon Somerville Since 2018
Mr. Somerville joined Marathon-London in 2016 and is a Japan
Equity Portfolio Manager.  Previously, he worked for Jupiter
Asset Management as Strategy Head, Head of Pan Asian Equities
and Co-Head of Asian Equities. Prior to that he worked for
Cazenove Fund Management as Head of Global and Japan
Equities. Mr. Somerville began his investment career in 1990.

Toma Kobayashi Since 2022
Mr. Kobayashi joined Marathon-London in 2018 and is a
Portfolio Manager focusing on investments in Japan. Previously, he worked for Orbis Investments as a Japanese equity analyst.
Mr. Kobayashi began his investment career in 2014.

Emerging Markets	Alex Duffy Since 2021
Mr. Duffy joined Marathon-London in 2021 and is an Emerging
Markets Portfolio Manager.  Prior to joining Marathon-London, he worked at Fidelity International where he was a Portfolio
Manager of Global Emerging Markets.  Mr. Duffy began his
investment career in 2004.

Asia Pacific ex Japan	Justin Hill Since 2021
Mr. Hill joined Marathon-London in 2021 and is a Portfolio
Manager covering Asia Pacific ex Japan. Prior to joining
Marathon-London, he worked at BP Investment Management
where he was a Senior Portfolio Manager. Prior to that he worked at Pictet Asset Management as a Senior Investment Manager.
Mr. Hill began his investment career in 1996.

Investors Should Retain This Supplement For Future Reference
S0822.P.HF

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